Subsequent Events (Details) - USD ($) $ in Millions	Jan. 31, 2021	Mar. 02, 2020	Feb. 25, 2020	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Warrant exercised					125,000	125,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Warrant exercised	1,255,000
Cash proceeds (in Dollars)	$ 6.8
Warrant exercised	118,750
Class A Common Shares [Member]
Subsequent Events (Details) [Line Items]
Warrants to purchase		1,373,750	1,373,750	1,373,750